INCOME STATEMENTS (Unaudited) (USD $)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended	18 Months Ended	27 Months Ended
	Aug. 31, 2012	Aug. 31, 2011	Nov. 30, 2010	Aug. 31, 2012	Aug. 31, 2011	Nov. 30, 2011	Nov. 30, 2011	Aug. 31, 2012
Income Statement [Abstract]
REVENUES		$ 6,000			$ 22,000	$ 22,000	$ 22,000	$ 22,000
OPERATING EXPENSES
Consulting fees				84,419	10,000	469,503	469,503	553,922
General and administrative	22,409	3,175	620	77,177	14,184	42,796	43,416	120,593
Professional fees	9,600	1,750		45,213	9,750	18,518	18,518	63,731
Management fees	34,960			144,382		20,472	20,472	164,854
Bad debt expense						2,125	2,125	2,125
Total Operating Expenses	66,969	4,925	620	351,191	33,934	553,414	554,034	905,225
OPRATING LOSS	(66,969)	1,075		(351,191)	(11,934)			(883,225)
Other Income (Expense)
Interest expense	(16,000)			(27,155)				(27,155)
Total Other Income (Expense)	(16,000)			(27,155)				(27,155)
NET LOSS	$ (82,969)	$ 1,075	$ 620	$ (378,346)	$ (11,934)	$ 531,414	$ 532,034	$ (910,380)
PER SHARE DATA
Loss per common share - basic and diluted	$ (0.02)	$ 0.00	$ 0.00	$ (0.08)	$ 0	$ (0.12)
Weighted average number of common shares outstanding-basic	4,510,000	4,510,000	3,381,154	4,510,000	4,510,000	4,510,000